Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Consumer Staples — 23.7%
483	Boston Beer Co., Inc. (The) - Class A*	$ 582,633
31,294	Campbell Soup Co.	1,573,149
1,440	Church & Dwight Co., Inc.	125,784
7,941	Clorox Co. (The)	1,531,660
35,832	Conagra Brands, Inc.	1,347,283
18,608	General Mills, Inc.	1,141,043
7,230	Hormel Foods Corp.	345,450
12,359	J M Smucker Co. (The)	1,563,784
12,384	Kellogg Co.	783,907
16,023	Keurig Dr Pepper, Inc.	550,711
3,753	Kraft Heinz Co. (The)	150,120
42,326	Kroger Co. (The)	1,523,313
6,090	Lamb Weston Holdings, Inc.	471,853
1,198	Walgreens Boots Alliance, Inc.	65,770
		11,756,460
	Health Care — 18.0%
2,358	10X Genomics, Inc. - Class A*	426,798
4,412	ABIOMED, Inc.*	1,406,237
1,834	Alnylam Pharmaceuticals, Inc.*	258,942
242	Becton Dickinson & Co.	58,842
3,711	Biogen, Inc.*	1,038,152
2,474	DENTSPLY SIRONA, Inc.	157,866
769	Eli Lilly & Co.	143,665
1,478	Exact Sciences Corp.*	194,771
21,058	Gilead Sciences, Inc.	1,360,978
546	Guardant Health, Inc.*	83,347
1,360	Insulet Corp.*	354,851
3,681	Jazz Pharmaceuticals PLC*	605,046
5,168	Moderna, Inc.*	676,750
2,260	Neurocrine Biosciences, Inc.*	219,785
2,025	Novavax, Inc.*	367,153
228	Penumbra, Inc.*	61,692
401	Regeneron Pharmaceuticals, Inc.*	189,729
1,002	Seagen, Inc.*	139,138
4,753	Teladoc Health, Inc.*	863,858
23,773	Viatris, Inc.*	332,109
		8,939,709
	Consumer Discretionary — 16.5%
7,408	Aramark	279,874
928	Bright Horizons Family Solutions, Inc.*	159,106
19,110	Carnival Corp.	507,180
10,996	Chegg, Inc.*	941,917
8,524	Dollar Tree, Inc.*	975,657
4,156	Domino's Pizza, Inc.	1,528,535
4,240	Las Vegas Sands Corp.	257,623
4,903	Marriott International, Inc. - Class A	726,183
7,888	Peloton Interactive, Inc. - Class A*	886,927
2,634	Royal Caribbean Cruises Ltd.	225,497
690	Target Corp.	136,668
750	Vail Resorts, Inc.	218,745
22,911	Yum China Holdings, Inc. (China)	1,356,560
		8,200,472
	Information Technology — 8.8%
2,928	Citrix Systems, Inc.	410,974
5,748	Cloudflare, Inc. - Class A*	403,855
4,180	DocuSign, Inc.*	846,241
51,046	NortonLifeLock, Inc.	1,085,238
297	RingCentral, Inc. - Class A*	88,470
Shares		Market Value

	Information Technology — (Continued)
2,297	Zoom Video Communications, Inc. - Class A*	$ 738,003
4,652	Zscaler, Inc.*	798,609
		4,371,390
	Communication Services — 8.2%
16,152	Discovery, Inc. - Class C*	595,847
4,999	Fox Corp. - Class A	180,514
19,812	Lumen Technologies, Inc.	264,490
2,335	Match Group, Inc.*	320,782
106	Netflix, Inc.*	55,296
1,795	Roku, Inc.*	584,757
14,154	Snap, Inc. - Class A*	740,113
3,841	Spotify Technology SA*	1,029,196
4,685	Verizon Communications, Inc.	272,433
733	ViacomCBS, Inc.	33,058
		4,076,486
	Real Estate — 7.9%
11,040	Extra Space Storage, Inc. REIT	1,463,352
3,777	Federal Realty Investment Trust REIT	383,177
25,853	Host Hotels & Resorts, Inc. REIT	435,623
2,576	Public Storage REIT	635,654
5,728	Regency Centers Corp. REIT	324,835
5,824	Simon Property Group, Inc. REIT	662,596
		3,905,237
	Financials — 4.9%
22,643	AGNC Investment Corp. REIT	379,497
72,445	Annaly Capital Management, Inc. REIT	623,027
4,323	Cboe Global Markets, Inc.	426,637
2,289	Credicorp Ltd. (Peru)	312,609
10,662	Huntington Bancshares, Inc.	167,606
2,616	M&T Bank Corp.	396,612
221	MarketAxess Holdings, Inc.	110,040
		2,416,028
	Materials — 3.6%
25,442	Newmont Corp.	1,533,389
1,554	Vulcan Materials Co.	262,238
		1,795,627
	Utilities — 3.5%
13,302	Consolidated Edison, Inc.	994,989
61,632	PG&E Corp.*	721,711
		1,716,700
	Energy — 2.5%
31,888	Cabot Oil & Gas Corp.	598,856
8,967	Diamondback Energy, Inc.	658,985
		1,257,841
	Industrials — 1.7%
3,898	CH Robinson Worldwide, Inc.	371,986
1,382	IAA, Inc.*	76,203
1,820	Lyft, Inc. - Class A*	114,988
972	Watsco, Inc.	253,449
		816,626
	Total Common Stocks	$49,252,576

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.8%
368,211	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 368,211
	Total Investment Securities—100.1% (Cost $42,802,790)	$49,620,787
	Liabilities in Excess of Other Assets — (0.1%)	(27,647)
	Net Assets — 100.0%	$49,593,140
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,252,576	$—	$—	$49,252,576
Short-Term Investment Fund	368,211	—	—	368,211
Total	$49,620,787	$—	$—	$49,620,787
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Diversified Income Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 69.4%
	Fixed Income Funds — 57.8%
658,600	Touchstone Credit Opportunities Fund	$ 6,757,235
589,548	Touchstone Flexible Income Fund	6,567,560
527,003	Touchstone High Yield Fund	4,437,365
1,257,628	Touchstone Impact Bond Fund	13,142,216
181,090	Touchstone Ultra Short Duration Fixed Income Fund	1,671,463
		32,575,839
	Equity Funds — 11.6%
592,813	Touchstone Value Fund	6,515,013
	Total Affiliated Mutual Funds	$39,090,852
	Exchange-Traded Funds~ — 29.6%
91,678	iShares International Select Dividend ETF†	2,886,023
46,279	iShares MSCI EAFE Value ETF†	2,358,841
34,378	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,054,717
20,818	Vanguard Emerging Markets Government Bond ETF	1,613,395
31,201	Vanguard Global ex-U.S. Real Estate ETF	1,739,768
52,259	Vanguard High Dividend Yield ETF†	5,282,862
19,082	Vanguard Real Estate ETF	1,752,873
	Total Exchange-Traded Funds	$16,688,479
	Short-Term Investment Funds — 7.0%
560,559	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	560,559
3,381,378	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	3,381,378
	Total Short-Term Investment Funds	$3,941,937
	Total Investment Securities—106.0% (Cost $57,300,409)	$59,721,268
	Liabilities in Excess of Other Assets — (6.0%)	(3,377,089)
	Net Assets — 100.0%	$56,344,179
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $3,296,336.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$39,090,852	$—	$—	$39,090,852
Exchange-Traded Funds	16,688,479	—	—	16,688,479
Short-Term Investment Funds	3,941,937	—	—	3,941,937
Total	$59,721,268	$—	$—	$59,721,268
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Global Allocation Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 76.6%
	Equity Funds — 52.9%
734,494	Touchstone Anti-Benchmark International Core Equity Fund	$ 8,659,683
162,998	Touchstone Growth Opportunities Fund	7,155,592
283,699	Touchstone International Small Cap Fund*	4,340,598
39,870	Touchstone Mid Cap Fund	1,874,670
151,449	Touchstone Sands Capital Emerging Markets Growth Fund*	3,250,093
210,279	Touchstone Sands Capital Select Growth Fund	4,171,935
61,632	Touchstone Small Cap Value Fund	1,927,864
1,380,473	Touchstone Value Fund	15,171,402
		46,551,837
	Fixed Income Funds — 23.7%
169,469	Touchstone Credit Opportunities Fund	1,738,754
206,567	Touchstone High Yield Fund	1,739,295
1,235,297	Touchstone Impact Bond Fund	12,908,858
480,109	Touchstone Ultra Short Duration Fixed Income Fund	4,431,404
		20,818,311
	Total Affiliated Mutual Funds	$67,370,148
	Exchange-Traded Funds~ — 23.0%
53,415	iShares Core MSCI Emerging Markets ETF	3,437,789
99,046	iShares International Treasury Bond ETF*†	5,143,459
75,242	iShares MSCI EAFE Value ETF	3,835,085
33,026	Vanguard Emerging Markets Government Bond ETF	2,559,515
92,227	Vanguard Total International Bond ETF†	5,268,006
	Total Exchange-Traded Funds	$20,243,854
	Short-Term Investment Funds — 12.0%
849,187	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	849,187
9,713,550	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	9,713,550
	Total Short-Term Investment Funds	$10,562,737
	Total Investment Securities—111.6% (Cost $87,969,255)	$98,176,739
	Liabilities in Excess of Other Assets — (11.6%)	(10,197,564)
	Net Assets — 100.0%	$87,979,175
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $9,499,281.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$67,370,148	$—	$—	$67,370,148
Exchange-Traded Funds	20,243,854	—	—	20,243,854
Short-Term Investment Funds	10,562,737	—	—	10,562,737
Total	$98,176,739	$—	$—	$98,176,739
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 95.7%
	Japan — 12.9%
	Consumer Staples — 1.8%
13,200	Welcia Holdings Co. Ltd.	$ 453,014
	Industrials — 7.8%
22,200	MonotaRO Co. Ltd.	602,249
23,600	Nihon M&A Center, Inc.	640,117
14,300	Recruit Holdings Co. Ltd.	702,219
	Information Technology — 3.3%
1,800	Keyence Corp.	820,361
	Total Japan	3,217,960
	China — 12.7%
	Communication Services — 3.4%
10,600	Tencent Holdings Ltd.	845,960
	Consumer Discretionary — 6.5%
2,605	Alibaba Group Holding Ltd. ADR*	590,631
35,000	ANTA Sports Products Ltd.	574,066
32,550	New Oriental Education & Technology Group, Inc. ADR*	455,700
	Health Care — 2.8%
55,500	Wuxi Biologics Cayman, Inc., 144a*	699,897
	Total China	3,166,254
	Taiwan — 11.1%
	Communication Services — 6.0%
6,676	Sea Ltd. ADR*	1,490,283
	Information Technology — 5.1%
10,806	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,278,134
	Total Taiwan	2,768,417
	Netherlands — 9.4%
	Information Technology — 9.4%
506	Adyen NV, 144a*	1,129,091
1,964	ASML Holding NV	1,212,495
	Total Netherlands	2,341,586
	Canada — 7.1%
	Consumer Staples — 2.1%
16,362	Alimentation Couche-Tard, Inc. - Class B	527,563
	Information Technology — 5.0%
1,134	Shopify, Inc. - Class A*	1,254,771
	Total Canada	1,782,334
	Switzerland — 6.4%
	Consumer Staples — 1.6%
1,025	Zur Rose Group AG*	386,214
	Health Care — 2.0%
902	Lonza Group AG	504,488
	Industrials — 2.8%
2,518	VAT Group AG, 144a	704,840
	Total Switzerland	1,595,542
	United States — 5.2%
	Consumer Discretionary — 2.6%
4,765	Aptiv PLC*	657,094
	Information Technology — 2.6%
3,078	Atlassian Corp. PLC - Class A*	648,719
	Total United States	1,305,813
	India — 4.9%
	Financials — 4.9%
15,950	HDFC Bank Ltd. ADR*	1,239,156
Shares		Market Value

	United Kingdom — 4.8%
	Communication Services — 1.4%
42,688	Rightmove PLC*	$ 342,556
	Consumer Discretionary — 3.4%
40,601	Entain PLC*	849,077
	Total United Kingdom	1,191,633
	Germany — 4.7%
	Consumer Discretionary — 4.7%
4,249	Auto1 Group SE, 144a*	240,918
9,545	Zalando SE, 144a*	935,292
	Total Germany	1,176,210
	Argentina — 3.5%
	Consumer Discretionary — 3.5%
595	MercadoLibre, Inc.*	875,923
	Denmark — 2.7%
	Health Care — 2.7%
2,025	Genmab A/S*	666,010
	Sweden — 2.6%
	Information Technology — 2.6%
7,174	Hexagon AB - Class B	662,220
	Hong Kong — 2.2%
	Financials — 2.2%
45,800	AIA Group Ltd.	560,444
	Australia — 2.2%
	Health Care — 2.2%
2,760	CSL Ltd.	557,807
	France — 1.8%
	Industrials — 1.8%
3,389	Safran SA*	460,997
	Brazil — 1.5%
	Information Technology — 1.5%
8,218	Pagseguro Digital Ltd. - Class A*	380,493
	Total Common Stocks	$23,948,799
	Short-Term Investment Fund — 4.3%
1,076,872	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	1,076,872
	Total Investment Securities — 100.0% (Cost $25,018,418)	$25,025,671
	Liabilities in Excess of Other Assets — (0.0)%	(3,860)
	Net Assets — 100.0%	$25,021,811
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $3,710,037 or 14.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$453,014	$2,764,946	$—	$3,217,960
China	1,046,332	2,119,923	—	3,166,255
Taiwan	2,768,418	—	—	2,768,418
Netherlands	1,212,495	1,129,092	—	2,341,587
Canada	1,782,334	—	—	1,782,334
Switzerland	—	1,595,541	—	1,595,541
United States	1,305,812	—	—	1,305,812
India	1,239,156	—	—	1,239,156
United Kingdom	—	1,191,633	—	1,191,633
Germany	240,918	935,291	—	1,176,209
Argentina	875,923	—	—	875,923
Denmark	—	666,010	—	666,010
Sweden	—	662,220	—	662,220
Hong Kong	—	560,444	—	560,444
Australia	—	557,807	—	557,807
France	—	460,997	—	460,997
Brazil	380,493	—	—	380,493
Short-Term Investment Fund	1,076,872	—	—	1,076,872
Total	$12,381,767	$12,643,904	$—	$25,025,671
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.